Basis of Presentation - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended		3 Months Ended	6 Months Ended
	Aug. 06, 2018	Jul. 06, 2018	Jul. 31, 2018	Jan. 31, 2018	Jun. 30, 2018	Jun. 30, 2018
Business And Basis Of Presentation [Line Items]
Investment in equity accounted joint venture						$ 10,475
Total expected capital cost of investment in joint venture					$ 10,475	10,475
Accounting Standards Update 2014-09 [Member]
Business And Basis Of Presentation [Line Items]
Effect of change in accounting principle on net income (loss)					(1,300)	(100)
Prepaid Expenses and Other Current Assets [Member]
Business And Basis Of Presentation [Line Items]
Unamortized contract fulfillment costs					1,300	1,300
Prepaid Expenses and Other Current Assets [Member] | Accounting Standards Update 2014-09 [Member]
Business And Basis Of Presentation [Line Items]
Effect of changes in accounting principle on Balance sheet and shareholders' equity					(1,300)	(1,300)
Accrued Income [Member] | Accounting Standards Update 2014-09 [Member]
Business And Basis Of Presentation [Line Items]
Effect of changes in accounting principle on Balance sheet and shareholders' equity					4,800	4,800
Accrued Expenses And Other Liabilities [Member] | Accounting Standards Update 2014-09 [Member]
Business And Basis Of Presentation [Line Items]
Effect of changes in accounting principle on Balance sheet and shareholders' equity					(100)	(100)
Retained Earnings [Member] | Accounting Standards Update 2014-09 [Member]
Business And Basis Of Presentation [Line Items]
Effect of changes in accounting principle on Balance sheet and shareholders' equity					(100)	(100)
Shareholders' Equity [Member] | Accounting Standards Update 2014-09 [Member]
Business And Basis Of Presentation [Line Items]
Effect of changes in accounting principle on Balance sheet and shareholders' equity					(3,400)	(3,400)
Revolving Credit Facility [Member]
Business And Basis Of Presentation [Line Items]
Credit facility, maximum borrowing capacity					38,100	38,100
Ethylene Marine Export Terminal [Member]
Business And Basis Of Presentation [Line Items]
Increase in current liabilities(assets) net						9,300
Investment in equity accounted joint venture				$ 10,000		10,000
Total expected capital cost of investment in joint venture					10,475	10,475
Ethylene Marine Export Terminal [Member] | Subsequent Event [Member]
Business And Basis Of Presentation [Line Items]
Investment in equity accounted joint venture	$ 25,000	$ 15,000	$ 15,000
Total expected capital cost of investment in joint venture	$ 155,000		$ 155,000
Revenue [Member] | Accounting Standards Update 2014-09 [Member]
Business And Basis Of Presentation [Line Items]
Effect of change in accounting principle on net income (loss)					(1,400)	200
Voyage Expenses [Member] | Accounting Standards Update 2014-09 [Member]
Business And Basis Of Presentation [Line Items]
Effect of change in accounting principle on net income (loss)					100	(400)
Brokerage Commissions [Member] | Accounting Standards Update 2014-09 [Member]
Business And Basis Of Presentation [Line Items]
Effect of change in accounting principle on net income (loss)					$ 30	$ 100